Debt Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt Obligations
The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, for our debt obligations as of March 31, 2021 and December 31, 2020 (dollars in thousands):

	Interest Rate(1)	March 31, 2021	December 31, 2020
Revolving credit facility	LIBOR + 1.4%	$—	$—
Term loans(2)	1.4% - 4.6%	1,622,500	1,622,500
Secured loan facilities	3.4% - 3.5%	395,000	395,000
Mortgages	3.5% - 7.2%	273,590	290,022
Finance lease liability		91	164
Assumed market debt adjustments, net		(1,587)	(1,543)
Deferred financing expenses, net		(12,622)	(13,538)
Total		$2,276,972	$2,292,605

Weighted-average interest rate		3.0%	3.1%
(1)Interest rates are as of March 31, 2021.
(2)Our term loans carry an interest rate of LIBOR plus a spread. While most of the rates are fixed through the use of swaps, there is a portion of these loans that are not subject to a swap, and thus are still indexed to LIBOR.
In April 2021, we repaid $25.1 million in mortgage loans ahead of their scheduled maturities.

The following is a summary of the outstanding principal balances and interest rates, which includes the effect of derivative financial instruments, on our debt obligations as of December 31, 2020 and 2019 (in thousands):

	Interest Rate(1)	2020	2019
Revolving credit facility	LIBOR + 1.4%	$—	$—
Term loans(2)	1.4% - 4.6%	1,622,500	1,652,500
Secured loan facilities	3.4% - 3.5%	395,000	395,000
Mortgages	3.5% - 7.2%	290,022	324,578
Finance lease liability		164	443
Assumed market debt adjustments, net		(1,543)	(1,218)
Deferred financing expenses, net		(13,538)	(17,204)
Total		$2,292,605	$2,354,099
(1)Interest rates are as of December 31, 2020.
(2)Our term loans carry an interest rate of LIBOR plus a spread. While most of the rates are fixed through the use of swaps, there is a portion of these loans that are not subject to a swap, and thus are still indexed to LIBOR
Schedule of Long-term Debt Instruments, Alternative
The allocation of total debt between fixed-rate and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing expenses, net, and including the effects of derivative financial instruments (see Notes 7 and 12) as of March 31, 2021 and December 31, 2020, is summarized below (in thousands):

	March 31, 2021	December 31, 2020
As to interest rate:
Fixed-rate debt	$1,598,681	$1,727,186
Variable-rate debt	692,500	580,500
Total	$2,291,181	$2,307,686
As to collateralization:
Unsecured debt	$1,622,500	$1,622,500
Secured debt	668,681	685,186
Total	$2,291,181	$2,307,686
The allocation of total debt between fixed-rate and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing expenses, as of December 31, 2020 and 2019, is summarized below (in thousands):

	2020	2019
As to interest rate:(1)
Fixed-rate debt	$1,727,186	$2,122,021
Variable-rate debt	580,500	250,500
Total	$2,307,686	$2,372,521
As to collateralization:
Unsecured debt	$1,622,500	$1,652,500
Secured debt	685,186	720,021
Total	$2,307,686	$2,372,521

Weighted-average interest rate(1)	3.1%	3.4%
(1)Includes the effects of derivative financial instruments (see Notes 10 and 17).

Schedule of Maturities of Long-Term Debt	Below is our maturity schedule with the respective principal payment obligations, excluding finance lease liabilities, market debt adjustments, and deferred financing expenses (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total
Term loans	$—	$375,000	$300,000	$475,000	$472,500	$—	$1,622,500
Secured debt	62,589	61,898	79,569	28,162	27,881	424,923	685,022
Total	$62,589	$436,898	$379,569	$503,162	$500,381	$424,923	$2,307,522